DISPOSAL GROUPS HELD FOR SALE	12 Months Ended
Jun. 30, 2019
DISPOSAL GROUPS HELD FOR SALE
DISPOSAL GROUPS HELD FOR SALE

NOTE 21 -            DISPOSAL GROUPS HELD FOR SALE

As at 30 June 2019 and 30 June 2018, the Company determined that it had lost control of the subsidiaries Jinchen Agriculture and Dongsheng Guarantee.

The management of the Company has concluded that the Company has no option but to de-consolidate Jinchen Agriculture and Dongsheng Guarantee from its financial reporting as at 30 June 2019 and 30 June 2018.

The effect of de-consolidation is that in future, the financial results of the subsidiaries are no longer reported in the Company’s Annual Report (i.e. the report will be at a company, not group level) and the investment in the subsidiaries is written down in the Company’s accounts as a disposal without consideration. In the event that the Company is able to re-establish control over the PRC subsidiaries and/or their assets, the Company will then re-consolidate and/or recognize this value.

De-consolidation will allow the Company to prepare and issue financial reports that, to the extent possible given the circumstances, most closely and accurately reflect the true financial position of the Company.

As shareholders will be aware, the Company has been unable to complete its financial reporting on a Group basis (including the PRC subsidiaries information). The board did not, until now, believe that de-consolidation was warranted as they were waiting for further information and confirmations on the subsidiaries Jinchen Agriculture and Dongsheng Guarantee. This has led the Company to seek several extensions for submission of the reports and left the Company facing potential de-listing by Nasdaq. The board now believes that the decision to de-consolidate as at 30 June 2019 and 30 June 2018 is justified.

The de-consolidation is based on a combination of factors:

1. The board and the management has incomplete record for the Company itself and no access to the original books and records of the subsidiaries of Jinchen Agriculture and Dongsheng Guarantee due to the freeze by the Bureau.

2. The Company, although owing 100% of the subsidiaries of Shanxi Jinchen and Dongsheng Guarantee, is only able to affect control over them via the cooperation of the managements of the subsidiaries or the Bureau. As the management of the subsidiaries was out of connection and the assets and documents were freeze by the Bureau, there are significant legal and financial obstacles to regaining the control of the subsidiaries.

3. The confirmation by way of site visit that the subsidiaries have ceased operations at the operating offices.

4. The Company’s outside law firm was unable to determine the cause of the freeze as the authorities have not provided such information, but it has advised the Company that the Company no longer has control of the assets or operations of Jinchen Agriculture and Dongsheng Guarantee. Therefore, until the freeze is lifted and the Company has not been provided any guidance about when the freeze would be lifted, the Company will not be able to consolidate Jinchen Agriculture and Dongsheng Guarantee into its financial statements.

5. The Company intend to dispose the right to major shareholders which the price will be determined later and subject to shareholder approval.

Given the circumstances and based on the available information, the Board believes that the Company and its shareholders have been the victim of financial misreporting and the loss control of the subsidiaries of Shanxi Jinchen and Dongsheng Guarantee.

The board believes that de-consolidating the accounts as at 30 June 2019 and 30 June 2018 will be the fairest and most accurate way of reporting the company’s financial position going forward and will allow the Company to pursue a restructuring and reorganization of its listing to safeguard its remaining value.

Details of the disposal are as follows:

Carrying amounts of assets of which control was lost:

	June 30, 2019	June 30, 2018

ASSETS
Cash	$7,775,528	$5,363,552
Restricted cash	16,026,192	18,550,024
Commission receivable	1,246,707	496,097
Compensation receivable	103,577	107,473
Advance payment	17,724	21,231
Interest receivable	16,408,380	10,731,731
Other receivable	—	1,934
Available-for-sale financial assets	130,313,790	129,928,011
Deferred tax assets	—	240,018
Property and equipment, net	62,364	129,001
TOTAL ASSETS	$171,954,262	$165,569,072

LIABILITIES

Allowance on guarantee	$359,098	$2,637,236
Unearned Income-Guarantee commission	80,190	88,824
Income tax payable	2,309,505	2,411,031
Other liabilities	77,580	100,980
Deferred tax liabilities	210,074	—
TOTAL LIABILITIES	$3,036,447	$5,238,071

Net assets de-recognised	$168,917,815	160,331,001